UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Manhasset Capital Management, LLC

Address:    150 East 58th Street
            20th Floor
            New York, New York 10155

13F File Number: 028-12903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christopher A. Thorsheim
Title:      Chief Operating Officer
Phone:      (646) 825-4603


Signature, Place and Date of Signing:


/s/ Christopher A. Thorsheim       New York, New York            May 13, 2008
-----------------------------   ------------------------    --------------------
       [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   120

Form 13F Information Table Value Total:   $171,052
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-12907                Fairfield Manhasset Offshore Fund Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2008



COLUMN 1                      COLUMN  2     COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE                     VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE       SHARED    NONE
--------------                --------      -----      --------  -------  --- ----  ----------  --------  ----       ------    ----
ABERCROMBIE & FITCH CO        CL A          002896207    739      10,100  SH        SOLE        NONE       10,100
ABERCROMBIE & FITCH CO        CL A          002896207  2,333      31,900  SH        SHARED      1                     31,900
ACTIVISION INC NEW            COM NEW       004930202    737      27,000  SH        SOLE        NONE       27,000
ACTIVISION INC NEW            COM NEW       004930202  2,321      85,000  SH        SHARED      1                     85,000
AIR METHODS CORP              COM PAR $.06  009128307    319       6,600  SH        SOLE        NONE        6,600
AIR METHODS CORP              COM PAR $.06  009128307    980      20,260  SH        SHARED      1                     20,260
ALLIANCE IMAGING INC          COM NEW       018606202    398      46,300  SH        SOLE        NONE       46,300
ALLIANCE IMAGING INC          COM NEW       018606202  1,260     146,500  SH        SHARED      1                    146,500
ALTRA HOLDINGS INC            COM           02208R106    549      40,800  SH        SOLE        NONE       40,800
ALTRA HOLDINGS INC            COM           02208R106  1,738     129,200  SH        SHARED      1                    129,200
AMERICA SVC GROUP INC         COM           02364L109    324      53,500  SH        SOLE        NONE       53,500
AMERICA SVC GROUP INC         COM           02364L109  1,018     167,960  SH        SHARED      1                    167,960
ANNTAYLOR STORES CORP         COM           036115103    624      25,800  SH        SOLE        NONE       25,800
ANNTAYLOR STORES CORP         COM           036115103  1,976      81,700  SH        SHARED      1                     81,700
AVIS BUDGET GROUP             COM           053774105    647      60,900  SH        SOLE        NONE       60,900
AVIS BUDGET GROUP             COM           053774105  2,035     191,650  SH        SHARED      1                    191,650
BARNES GROUP INC              COM           067806109    519      22,600  SH        SOLE        NONE       22,600
BARNES GROUP INC              COM           067806109  1,643      71,600  SH        SHARED      1                     71,600
BE AEROSPACE INC              COM           073302101    818      23,400  SH        SOLE        NONE       23,400
BE AEROSPACE INC              COM           073302101  2,572      73,600  SH        SHARED      1                     73,600
CEPHEID                       COM           15670R107    234       9,600  SH        SOLE        NONE        9,600
CEPHEID                       COM           15670R107    741      30,400  SH        SHARED      1                     30,400
CHARLES RIV LABS INTL INC     COM           159864107    418       7,100  SH        SOLE        NONE        7,100
CHARLES RIV LABS INTL INC     COM           159864107  1,308      22,200  SH        SHARED      1                     22,200
CORRECTIONS CORP AMER NEW     COM NEW       22025Y407    674      24,500  SH        SOLE        NONE       24,500
CORRECTIONS CORP AMER NEW     COM NEW       22025Y407  2,133      77,500  SH        SHARED      1                     77,500
COVANCE INC                   COM           222816100    697       8,400  SH        SOLE        NONE        8,400
COVANCE INC                   COM           222816100  2,207      26,600  SH        SHARED      1                     26,600
DARDEN RESTAURANTS INC        COM           237194105  1,471      45,200  SH        SOLE        NONE       45,200
DARDEN RESTAURANTS INC        COM           237194105  4,629     142,200  SH        SHARED      1                    142,200
DICKS SPORTING GOODS INC      COM           253393102    450      16,800  SH        SOLE        NONE       16,800
DICKS SPORTING GOODS INC      COM           253393102  1,425      53,200  SH        SHARED      1                     53,200
ELECTRONIC ARTS INC           COM           285512109  1,163      23,300  SH        SOLE        NONE       23,300
ELECTRONIC ARTS INC           COM           285512109  3,654      73,200  SH        SHARED      1                     73,200
FELCOR LODGING TR INC         COM           31430F101    685      56,900  SH        SOLE        NONE       56,900
FELCOR LODGING TR INC         COM           31430F101  2,150     178,758  SH        SHARED      1                    178,758
FOSTER WHEELER LTD            SHS NEW       G36535139    991      17,500  SH        SOLE        NONE       17,500
FOSTER WHEELER LTD            SHS NEW       G36535139  3,114      55,000  SH        SHARED      1                     55,000
GEO GROUP INC                 COM           36159R103    921      32,400  SH        SOLE        NONE       32,400
GEO GROUP INC                 COM           36159R103  2,918     102,600  SH        SHARED      1                    102,600
HARLEY DAVIDSON INC           COM           412822108    338       9,000      CALL  SOLE        NONE        9,000
HARLEY DAVIDSON INC           COM           412822108  1,069      28,500      CALL  SHARED      1                     28,500
HOLOGIC INC                   COM           436440101  1,223      22,000  SH        SOLE        NONE       22,000
HOLOGIC INC                   COM           436440101  3,836      69,000  SH        SHARED      1                     69,000
HORIZON LINES INC             COM           44044K101  1,247      67,000  SH        SOLE        NONE       67,000
HORIZON LINES INC             COM           44044K101  3,956     212,600  SH        SHARED      1                    212,600
HUMANA INC                    COM           444859102    431       9,600  SH        SOLE        NONE        9,600
HUMANA INC                    COM           444859102  1,364      30,400  SH        SHARED      1                     30,400
HURON CONSULTING GROUP INC    COM           447462102    399       9,600  SH        SOLE        NONE        9,600
HURON CONSULTING GROUP INC    COM           447462102  1,263      30,400  SH        SHARED      1                     30,400
INTERACTIVE BROKERS GROUP IN  COM           45841N107  1,091      42,500  SH        SOLE        NONE       42,500
INTERACTIVE BROKERS GROUP IN  COM           45841N107  3,440     134,000  SH        SHARED      1                    134,000
INTERCONTINENTALEXCHANGE INC  COM           45865V100    848       6,500  SH        SOLE        NONE        6,500
INTERCONTINENTALEXCHANGE INC  COM           45865V100  2,675      20,500  SH        SHARED      1                     20,500
INTERCONTINENTALEXCHANGE INC  COM           45865V100    848       6,500      PUT   SOLE        NONE        6,500
INTERCONTINENTALEXCHANGE INC  COM           45865V100  2,675      20,500      PUT   SHARED      1                     20,500
INVACARE CORP                 COM           461203101    374      16,800  SH        SOLE        NONE       16,800
INVACARE CORP                 COM           461203101  1,185      53,200  SH        SHARED      1                     53,200
INVENTIV HEALTH INC           COM           46122E105    288      10,000  SH        SOLE        NONE       10,000
INVENTIV HEALTH INC           COM           46122E105    936      32,500  SH        SHARED      1                     32,500
INVESCO LTD                   SHS           G491BT108    957      39,300  SH        SOLE        NONE       39,300
INVESCO LTD                   SHS           G491BT108  3,013     123,700  SH        SHARED      1                    123,700
JACK IN THE BOX INC           COM           466367109  1,048      39,000  SH        SOLE        NONE       39,000
JACK IN THE BOX INC           COM           466367109  3,292     122,500  SH        SHARED      1                    122,500
JEFFERIES GROUP INC NEW       COM           472319102    426      26,400  SH        SOLE        NONE       26,400
JEFFERIES GROUP INC NEW       COM           472319102  1,348      83,600  SH        SHARED      1                     83,600
LANDSTAR SYS INC              COM           515098101    501       9,600  SH        SOLE        NONE        9,600
LANDSTAR SYS INC              COM           515098101  1,586      30,400  SH        SHARED      1                     30,400
MF GLOBAL LTD                 SHS           G60642108     54       5,400       PUT  SOLE        NONE        5,400
MF GLOBAL LTD                 SHS           G60642108    169      17,100       PUT  SHARED      1                     17,100
MOHAWK INDS INC               COM           608190104    702       9,800  SH        SOLE        NONE        9,800
MOHAWK INDS INC               COM           608190104  2,198      30,700  SH        SHARED      1                     30,700
NBTY INC                      COM           628782104    973      32,500  SH        SOLE        NONE       32,500
NBTY INC                      COM           628782104  3,078     102,762  SH        SHARED      1                    102,762
OSI SYSTEMS INC               COM           671044105  1,038      45,100  SH        SOLE        NONE       45,100
OSI SYSTEMS INC               COM           671044105  3,338     144,995  SH        SHARED      1                    144,995
PACTIV CORP                   COM           695257105    548      20,900  SH        SOLE        NONE       20,900
PACTIV CORP                   COM           695257105  1,701      64,900  SH        SHARED      1                     64,900
P F CHANGS CHINA BISTRO INC   COM           69333Y108    370      13,000  SH        SOLE        NONE       13,000
P F CHANGS CHINA BISTRO INC   COM           69333Y108  1,166      41,000  SH        SHARED      1                     41,000
PILGRIMS PRIDE CORP           COM           721467108  1,105      54,600  SH        SOLE        NONE       54,600
PILGRIMS PRIDE CORP           COM           721467108  3,473     171,679  SH        SHARED      1                    171,679
PINNACLE ENTMT INC            COM           723456109    611      47,700  SH        SOLE        NONE       47,700
PINNACLE ENTMT INC            COM           723456109  1,917     149,800  SH        SHARED      1                    149,800
PSYCHIATRIC SOLUTIONS INC     COM           74439H108    407      12,000  SH        SOLE        NONE       12,000
PSYCHIATRIC SOLUTIONS INC     COM           74439H108  1,289      38,000  SH        SHARED      1                     38,000
RAYMOND JAMES FINANCIAL INC   COM           754730109    556      24,200  SH        SOLE        NONE       24,200
RAYMOND JAMES FINANCIAL INC   COM           754730109  1,760      76,600  SH        SHARED      1                     76,600
ROYAL CARIBBEAN CRUISES LTD   COM           V7780T103    589      17,900  SH        SOLE        NONE       17,900
ROYAL CARIBBEAN CRUISES LTD   COM           V7780T103  1,846      56,100  SH        SHARED      1                     56,100
SIGNATURE BK NEW YORK N Y     COM           82669G104    418      16,400  SH        SOLE        NONE       16,400
SIGNATURE BK NEW YORK N Y     COM           82669G104  1,316      51,600  SH        SHARED      1                     51,600
SMITHFIELD FOODS INC          COM           832248108    556      21,600  SH        SOLE        NONE       21,600
SMITHFIELD FOODS INC          COM           832248108  1,762      68,400  SH        SHARED      1                     68,400
STAR BULK CARRIERS CORP       COM           Y8162K105    752      66,000  SH        SOLE        NONE       66,000
STAR BULK CARRIERS CORP       COM           Y8162K105  2,381     209,000  SH        SHARED      1                    209,000
SUN HEALTHCARE GROUP INC      COM NEW       866933401    384      29,200  SH        SOLE        NONE       29,200
SUN HEALTHCARE GROUP INC      COM NEW       866933401  1,193      90,800  SH        SHARED      1                     90,800
TESCO CORP                    COM           88157K101    541      22,600  SH        SOLE        NONE       22,600
TESCO CORP                    COM           88157K101  1,720      71,800  SH        SHARED      1                     71,800
TRIUMPH GROUP INC NEW         COM           896818101  1,366      24,000  SH        SOLE        NONE       24,000
TRIUMPH GROUP INC NEW         COM           896818101  4,327      76,000  SH        SHARED      1                     76,000
TUPPERWARE BRANDS CORP        COM           899896104    677      17,500  SH        SOLE        NONE       17,500
TUPPERWARE BRANDS CORP        COM           899896104  2,151      55,600  SH        SHARED      1                     55,600
TXCO RES INC                  COM           87311M102  1,524     123,100  SH        SOLE        NONE      123,100
TXCO RES INC                  COM           87311M102  4,790     386,900  SH        SHARED      1                    386,900
UTI WORLDWIDE INC             ORD           G87210103    486      24,200  SH        SOLE        NONE       24,200
UTI WORLDWIDE INC             ORD           G87210103  1,522      75,800  SH        SHARED      1                     75,800
VALUECLICK INC                COM           92046N102    374      21,700  SH        SOLE        NONE       21,700
VALUECLICK INC                COM           92046N102  1,178      68,300  SH        SHARED      1                     68,300
VARIAN MED SYS INC            COM           92220P105    468      10,000  SH        SOLE        NONE       10,000
VARIAN MED SYS INC            COM           92220P105  1,522      32,500  SH        SHARED      1                     32,500
VISHAY INTERTECHNOLOGY INC    COM           928298108    622      68,700  SH        SOLE        NONE       68,700
VISHAY INTERTECHNOLOGY INC    COM           928298108  1,960     216,300  SH        SHARED      1                    216,300
WARREN RES INC                COM           93564A100    801      67,500  SH        SOLE        NONE       67,500
WARREN RES INC                COM           93564A100  2,522     212,500  SH        SHARED      1                    212,500
WEYERHAEUSER CO               COM           962166104    774      11,900  SH        SOLE        NONE       11,900
WEYERHAEUSER CO               COM           962166104  2,446      37,600  SH        SHARED      1                     37,600
WMS INDS INC                  COM           929297109  1,072      29,800  SH        SOLE        NONE       29,800
WMS INDS INC                  COM           929297109  3,367      93,600  SH        SHARED      1                     93,600




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